Subsequent Events (Details) - USD ($)		1 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Aug. 05, 2021	Feb. 28, 2021	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Apr. 06, 2021	Feb. 04, 2021
Subsequent Events (Details) [Line Items]
Aggregate of founder shares (in Shares)		100,000
Aggregate of founder shares outstanding (in Shares)							13,800,000
Borrowing amount								$ 200,000
EQRx, INC. [Member]
Subsequent Events (Details) [Line Items]
Proceeds of business combination	$ 1,700,000,000		$ 3,000	$ 373,000	$ 857,000	$ 945,000
EQRx, INC. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate of purchase price	120,000,000
Net proceeds of additional purchase	$ 1,200,000,000
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Sponsor transferred founder shares		$ 25,000
Aggregate of founder shares (in Shares)							13,700,000